UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2014

Date of reporting period:	6/30/2014

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SEMIANNUAL REPORT • JUNE 30, 2014

Fund Type

Corporate Bond

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

August 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the six-month period that ended on June 30, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 6/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	1.63%	3.41%	22.62%	50.84%	—
Class B	1.25	2.64	18.12	39.88	—
Class C	1.26	2.64	18.30	42.11	—
Class Q	1.93	3.89	N/A	N/A	6.64% (3/2/12)
Class R	1.51	3.16	21.09	47.82	—
Class Z	1.76	3.67	24.17	54.65	—
Barclays 1–5 Year U.S. Credit Index	1.69	3.42	24.77	52.61	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	1.78	2.75	24.17	44.99	—

Average Annual Total Returns (With Sales Charges) as of 6/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		0.05%	3.48%	3.85%	—
Class B		–0.36	3.39	3.41	—
Class C		1.64	3.42	3.58	—
Class Q		3.89	N/A	N/A	2.80% (3/2/12)
Class R		3.16	3.90	3.99	—
Class Z		3.67	4.42	4.46	—
Barclays 1–5 Year U.S. Credit Index		3.42	4.53	4.32	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.		2.75	4.37	3.75	—

Source: Prudential Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum Initial Sales Charge	3.25% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	.50% on sales of $1 million or more made within 18 months of purchase	3% (Yr. 1) 2% (Yr. 2) 1% (Yr. 3) 1% (Yr. 4) 0% (Yr. 5)	1% on sales made within 12 months of purchase	None	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays 1–5 Year U.S. Credit Index

The Barclays 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 6.45% for Class Q. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 2.71% for Class Q.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total return is 5.16% for Class Q. Lipper Average Closest Month-End to Inception average annual return is 2.17% for Class Q.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Distributions and Yields as of 6/30/14
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.15	1.04%
Class B	0.11	0.33
Class C	0.11	0.34
Class Q	0.18	1.40
Class R	0.14	0.83
Class Z	0.17	1.32

Allocation expressed as a percentage of net assets as of 6/30/14
Corporate Bonds	91.2%
Commercial Mortgage-Backed Securities	5.7
Foreign Agencies	1.7
Municipal Bonds	0.4
U.S. Treasury Obligations	0.1
Preferred Stock*	—

*Less than 0.05%.

Allocations reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2014, at the beginning of the period, and held through the six-month period ended June 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Short-Term Corporate Bond Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,016.30	0.76%	$3.80
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Class B	Actual	$1,000.00	$1,012.50	1.51%	$7.53
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class C	Actual	$1,000.00	$1,012.60	1.51%	$7.54
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class Q	Actual	$1,000.00	$1,019.30	0.42%	$2.10
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

Class R	Actual	$1,000.00	$1,015.10	1.01%	$5.05
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Class Z	Actual	$1,000.00	$1,017.60	0.51%	$2.55
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the year ended June 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.81%	0.76%
B	1.51	1.51
C	1.51	1.51
Q	0.42	0.42
R	1.26	1.01
Z	0.51	0.51

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A1A	5.730%(a)	04/10/49	16,172	$17,650,243
Series 2007-5, Class A3	5.620	02/10/51	508	507,068
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668	07/10/43	18,528	19,036,482
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736	06/11/50	8,166	8,167,739
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617	10/15/48	9,785	10,508,850
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.898(a)	12/10/49	2,848	2,863,983
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199	08/15/48	5,673	6,123,481
Commercial Mortgage Trust,
Series 2012-CR4, Class A2	1.801	10/15/45	3,200	3,216,106
Series 2013-CR6, Class A2	2.122	03/10/46	20,000	20,300,640
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	12,500	13,126,138
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.456(a)	03/10/44	9,839	10,374,374
GS Mortgage Securities Corp. II,
Series 2013-GC12, Class A2	2.011	06/10/46	20,000	20,098,620
Series 2013-GC14, Class A3	3.526	08/10/46	25,000	25,862,025
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4	5.553(a)	04/10/38	3,510	3,708,420
Series 2006-GG8, Class A4	5.560	11/10/39	29,715	32,221,312
Series 2014-GC20, Class A3	3.680	04/10/47	19,000	20,047,797
Series 2014-GC22, Class A3	3.516	06/10/47	20,000	20,705,420
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272	07/15/45	10,000	10,348,980
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A3	2.475	12/15/47	7,000	7,045,934
Series 2013-C10, Class A3	2.682	12/15/47	22,445	22,689,404
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD11, Class A2	5.976(a)	06/15/49	918	917,501
Series 2007-LD12, Class A3	6.146(a)	02/15/51	1,118	1,120,392
Series 2012-C8, Class A2	1.797	10/15/45	20,000	20,202,260

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-C13, Class A3	3.525%	01/15/46	10,000	$10,479,000
Series 2013-C16, Class A2	3.070	12/15/46	15,000	15,652,320
Series 2014-C20, Class A3	3.472	07/15/47	20,000	20,798,558
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739	07/15/30	12,957	13,249,807
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A4	5.047(a)	07/12/38	1,218	1,259,949
Series 2006-C1, Class A4	5.862(a)	05/12/39	15,000	16,009,125
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3	5.172	12/12/49	14,500	15,603,928
Series 2007-6, Class A2	5.331	03/12/51	5,927	5,942,514
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	31,000	30,667,773
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class A4	5.904(a)	05/15/43	9,370	9,940,432
Series 2006-C25, Class A5	5.904(a)	05/15/43	10,000	10,796,700
Series 2006-C26, Class A3	6.011(a)	06/15/45	10,500	11,367,384
Series 2006-C27, Class A1A	5.749(a)	07/15/45	31,452	34,117,373
Series 2006-C28, Class A1A	5.559	10/15/48	16,279	17,678,757
Series 2006-C28, Class A4	5.572	10/15/48	14,083	15,185,749
Series 2007-C30, Class A3	5.246	12/15/43	1,881	1,884,453
Series 2007-C34, Class A1A	5.608(a)	05/15/46	19,057	20,992,799
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,394,530

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $568,586,330)				558,864,320

CORPORATE BONDS 91.2%

Aerospace & Defense 1.0%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	5.200	08/15/15	7,000	7,321,209
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750	04/15/19	7,150	7,275,125
Exelis, Inc., Gtd. Notes	4.250	10/01/16	5,000	5,303,270
General Dynamics Corp., Gtd. Notes	1.000	11/15/17	34,600	34,308,149
L-3 Communications Corp., Gtd. Notes	1.500	05/28/17	2,705	2,708,700
Lockheed Martin Corp., Sr. Unsec’d. Notes(b)	2.125	09/15/16	4,600	4,735,410
Precision Castparts Corp., Sr. Unsec’d. Notes	1.250	01/15/18	11,640	11,560,150

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes	4.625%	09/21/16	14,650	$15,703,848
Sr. Unsec’d. Notes	6.200	03/15/15	6,000	6,244,716

				95,160,577

Airlines 1.1%
American Airlines,
Series 2013-1, Class A, Pass-Through Trust, Equipment Trust, 144A	4.000	07/15/25	2,675	2,725,665
Series 2013-2, Class A, Pass-Through Trust, Equipment Trust, 144A	4.950	01/15/23	26,012	28,157,538
Continental Airlines, Inc.,
Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648	09/15/17	2,134	2,265,446
Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820	05/01/18	4,449	4,893,921
Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545	02/02/19	2,469	2,737,631
Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates(c)	6.703	06/15/21	308	336,402
Series 2001-1, Class B, Pass-Through Trust, Pass-Through Certificates	7.373	12/15/15	80	85,505
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983	04/19/22	15,415	17,264,486
Series 2009-2 Class A, Pass-Through Trust, Pass-Through Certificates	7.250	11/10/19	4,003	4,684,029
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates(b)	4.750	01/12/21	3,167	3,427,902
Delta Air Lines, Inc.,
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821	08/10/22	5,530	6,525,561
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates(b)	6.200	07/02/18	3,981	4,468,175
Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	05/23/19	15,739	17,155,563
Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates(b)	5.300	04/15/19	1,592	1,754,647

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	9,528	$10,338,326

				106,820,797

Automotive 3.9%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes(b)	2.125	10/10/18	3,750	3,809,494
Sr. Unsec’d. Notes, 144A(b)	1.500	09/11/17	14,700	14,781,556
Sr. Unsec’d. Notes, 144A	1.600	02/16/18	6,055	6,074,176
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.875	01/11/18	6,802	6,863,599
Gtd. Notes, 144A	2.300	01/09/15	15,375	15,517,219
Gtd. Notes, 144A	2.375	08/01/18	15,000	15,364,785
Gtd. Notes, 144A	2.950	01/11/17	8,270	8,600,510
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	1.700	05/09/16	10,911	11,049,930
Sr. Unsec’d. Notes	2.375	01/16/18	14,300	14,607,593
Sr. Unsec’d. Notes	2.375	03/12/19	19,450	19,544,410
Sr. Unsec’d. Notes	2.750	05/15/15	33,145	33,781,351
Sr. Unsec’d. Notes	3.984	06/15/16	24,348	25,727,850
Sr. Unsec’d. Notes	4.250	02/03/17	14,520	15,593,551
Sr. Unsec’d. Notes	5.000	05/15/18	45,956	51,123,798
Sr. Unsec’d. Notes	5.625	09/15/15	12,980	13,732,139
Sr. Unsec’d. Notes(b)	6.625	08/15/17	2,000	2,302,228
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500	10/02/18	39,500	40,388,750
General Motors Financial Co., Inc.,
Gtd. Notes	3.250	05/15/18	6,975	7,079,625
Gtd. Notes	4.750	08/15/17	16,500	17,551,875
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A	2.700	03/15/17	12,210	12,628,022
Gtd. Notes, MTN, 144A	3.875	03/15/16	9,100	9,547,738
Harley-Davidson Funding Corp., Gtd. Notes, 144A	5.750	12/15/14	1,175	1,202,569
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250	10/05/17	13,750	13,740,512
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A	1.150	11/20/15	10,000	10,053,820
Gtd. Notes, 144A	2.375	03/22/17	10,050	10,364,665

				381,031,765

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking 24.4%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes, 144A	3.875%	11/10/14	7,250	$7,339,008
American Express Co.,
Sr. Unsec’d. Notes	0.818(a)	05/22/18	2,000	2,014,944
Sr. Unsec’d. Notes	1.550	05/22/18	18,875	18,814,921
Sr. Unsec’d. Notes	7.000	03/19/18	19,920	23,687,908
American Express Credit Corp., Sr. Unsec’d. Notes	2.125	07/27/18	19,190	19,498,153
Bank of America Corp.,
Jr. Sub. Notes(b)	5.125(a)	12/31/49	15,000	14,943,795
Jr. Sub. Notes	8.125(a)	12/29/49	10,000	11,250,000
Jr. Sub. Notes, Series K	8.000(a)	12/29/49	10,601	11,732,710
Sr. Unsec’d. Notes	2.000	01/11/18	35,235	35,462,371
Sr. Unsec’d. Notes	2.600	01/15/19	47,055	47,608,508
Sr. Unsec’d. Notes	2.650	04/01/19	20,320	20,596,352
Sr. Unsec’d. Notes	5.625	10/14/16	7,144	7,843,655
Sr. Unsec’d. Notes	5.650	05/01/18	5,000	5,667,685
Sr. Unsec’d. Notes	5.750	12/01/17	30,860	34,807,611
Sr. Unsec’d. Notes	6.000	09/01/17	47,395	53,543,838
Sr. Unsec’d. Notes, MTN	6.500	08/01/16	5,000	5,541,945
Sub. Notes	5.750	08/15/16	10,000	10,910,750
Bank of America NA,
Sub. Notes(b)	5.300	03/15/17	10,500	11,548,268
Sub. Notes	6.000	06/15/16	10,000	10,898,320
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.400	09/11/17	9,995	10,022,466
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A(b)	2.300	03/10/19	20,200	20,397,576
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	2.500	02/20/19	6,300	6,381,302
BB&T Corp.,
Sr. Unsec’d. Notes, MTN(b)	1.450	01/12/18	16,300	16,222,184
Sr. Unsec’d. Notes, MTN	1.600	08/15/17	13,300	13,421,522
Sr. Unsec’d. Notes, MTN	2.050	06/19/18	4,875	4,928,654
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	19,375	19,589,694
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.150	11/21/18	3,675	3,696,150
Sr. Unsec’d. Notes(b)	2.300	06/05/19	11,125	11,173,249
Sub. Notes(b)	8.800	07/15/19	7,995	10,360,169

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.450%	04/24/19	12,075	$12,188,251
Sr. Unsec’d. Notes	3.150	07/15/16	20,250	21,131,746
Sr. Unsec’d. Notes	5.250	02/21/17	11,913	13,110,292
Sr. Unsec’d. Notes	6.750	09/15/17	32,225	37,457,244
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.500	09/26/18	10,245	10,411,983
Sr. Unsec’d. Notes(b)	2.550	04/08/19	23,100	23,280,642
Sr. Unsec’d. Notes	3.953	06/15/16	88,800	93,690,749
Sr. Unsec’d. Notes	4.450	01/10/17	29,000	31,233,261
Sr. Unsec’d. Notes(b)	4.587	12/15/15	16,190	17,066,624
Sr. Unsec’d. Notes	6.125	05/15/18	7,780	8,963,501
Sr. Unsec’d. Notes	8.500	05/22/19	15,000	19,172,865
Sub. Notes	4.875	05/07/15	9,750	10,095,540
Sub. Notes	5.000	09/15/14	7,280	7,344,457
Sub. Notes	5.500	02/15/17	6,000	6,598,578
Comerica, Inc., Sr. Unsec’d. Notes	2.125	05/23/19	10,000	9,990,670
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, GMTN(b)	1.375	05/26/17	14,800	14,847,567
Sr. Unsec’d. Notes, GMTN(b)	2.300	05/28/19	12,250	12,269,674
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/18	28,905	29,077,187
Discover Financial Services, Sr. Unsec’d. Notes	6.450	06/12/17	4,112	4,677,499
Fifth Third Bancorp,
Sr. Unsec’d. Notes	2.375	04/25/19	7,620	7,718,953
Sr. Unsec’d. Notes	3.625	01/25/16	7,565	7,897,731
Sub. Notes	5.450	01/15/17	15,730	17,243,383
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes(b)	5.700(a)	12/31/49	9,925	10,253,766
Sr. Unsec’d. Notes	2.375	01/22/18	55,125	55,981,422
Sr. Unsec’d. Notes(b)	2.900	07/19/18	16,050	16,535,834
Sr. Unsec’d. Notes(b)	3.300	05/03/15	20,000	20,444,200
Sr. Unsec’d. Notes(b)	3.625	02/07/16	31,759	33,101,675
Sr. Unsec’d. Notes, GMTN	3.700	08/01/15	21,620	22,299,279
Sr. Unsec’d. Notes(b)	5.350	01/15/16	5,000	5,334,490
Sr. Unsec’d. Notes	5.375	03/15/20	10,000	11,327,770
Sr. Unsec’d. Notes	5.950	01/18/18	36,835	41,846,402
Sr. Unsec’d. Notes	6.150	04/01/18	24,250	27,810,385
Sr. Unsec’d. Notes, MTN(b)	7.500	02/15/19	25,727	31,396,099
Unsec’d. Notes	2.625	01/31/19	5,000	5,067,960

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	1.500%	05/15/18	35,000	$34,726,160
Sr. Unsec’d. Notes, 144A	3.100	05/24/16	3,200	3,343,997
HSBC Bank USA NA, Sub. Notes(b)	4.875	08/24/20	12,865	14,338,647
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375	02/13/15	30	30,373
Sr. Unsec’d. Notes(b)	2.625	09/24/18	9,855	10,162,180
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600	08/02/18	13,660	13,891,605
JPMorgan Chase & Co., Jr. Sub. Notes(b)	5.000(a)	12/31/49	20,000	19,925,880
Jr. Sub. Notes	7.900(a)	04/29/49	14,000	15,645,000
Sr. Unsec’d. Notes	1.800	01/25/18	20,500	20,599,077
Sr. Unsec’d. Notes	2.000	08/15/17	18,875	19,194,988
Sr. Unsec’d. Notes(b)	2.350	01/28/19	15,585	15,767,407
Sr. Unsec’d. Notes(b)	2.600	01/15/16	10,000	10,273,560
Sr. Unsec’d. Notes(b)	3.150	07/05/16	38,725	40,364,965
Sr. Unsec’d. Notes(b)	3.450	03/01/16	30,000	31,305,600
Sr. Unsec’d. Notes	6.000	01/15/18	40,000	45,804,760
Sr. Unsec’d. Notes	6.300	04/23/19	51,565	60,966,382
Sub. Notes	5.150	10/01/15	14,600	15,373,391
KeyBank NA, Sr. Unsec’d. Notes	1.650	02/01/18	10,425	10,433,976
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	2.300	11/27/18	5,850	5,939,599
Bank Gtd. Notes(b)	4.200	03/28/17	9,975	10,789,150
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	24,810	28,801,954
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	23,960	24,241,530
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN	6.875	04/25/18	30,840	36,333,560
Sub. Notes	6.050	05/16/16	12,000	13,052,004
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850	03/21/18	5,750	5,772,701
Gtd. Notes, 144A	2.450	04/16/19	17,955	18,129,002
Morgan Stanley, Jr. Sub. Notes	5.450(a)	12/31/49	17,375	17,691,920
Sr. Unsec’d. Notes	2.125	04/25/18	26,790	27,084,288
Sr. Unsec’d. Notes(b)	2.500	01/24/19	18,900	19,111,680
Sr. Unsec’d. Notes(b)	3.450	11/02/15	22,000	22,763,422

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	3.800%	04/29/16	14,000	$14,698,978
Sr. Unsec’d. Notes, MTN	4.000	07/24/15	17,000	17,606,747
Sr. Unsec’d. Notes	4.750	03/22/17	10,000	10,887,390
Sr. Unsec’d. Notes	5.375	10/15/15	475	502,958
Sr. Unsec’d. Notes, MTN	5.550	04/27/17	14,875	16,542,502
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	5,498	6,323,849
Sr. Unsec’d. Notes, MTN(b)	5.750	10/18/16	10,272	11,327,787
Sr. Unsec’d. Notes, MTN	6.000	04/28/15	9,590	10,036,002
Sr. Unsec’d. Notes, MTN	6.250	08/28/17	11,493	13,098,365
Sr. Unsec’d. Notes, MTN(b)	6.625	04/01/18	25,000	29,224,325
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375	04/04/19	15,850	15,999,307
Sr. Unsec’d. Notes, 144A	3.125	03/20/17	15,400	16,222,268
PNC Bank NA, Sr. Unsec’d. Notes	2.200	01/28/19	35,425	35,773,936
Sr. Unsec’d. Notes(b)	2.250	07/02/19	29,850	30,009,309
PNC Funding Corp., Bank Gtd. Notes	5.250	11/15/15	17,056	18,103,358
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes(b)	4.375	03/16/16	25,847	27,338,863
Bank Gtd. Notes	4.875	03/16/15	10,000	10,272,700
Bank Gtd. Notes, 144A	4.875	08/25/14	5,250	5,281,007
Sr. Unsec’d. Notes	2.550	09/18/15	4,135	4,220,280
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000	09/24/15	5,580	5,731,419
Sr. Unsec’d. Notes	4.625	04/19/16	3,055	3,248,082
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A(b)	2.375	03/25/19	44,760	45,149,412
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	1.500	01/18/18	20,270	20,116,698
Bank Gtd. Notes(b)	1.800	07/18/17	19,221	19,505,759
Bank Gtd. Notes	2.450	01/10/19	8,680	8,876,324
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350	11/01/18	17,695	17,921,266
Sr. Unsec’d. Notes	2.500	05/01/19	20,200	20,458,237
Svenska Handelsbanken AB (Sweden), Bank Gtd. Notes	2.875	04/04/17	5,000	5,231,390
Sr. Unsec’d. Notes(b)	2.500	01/25/19	15,325	15,674,180
Toronto-Dominion Bank (Canada), Sr. Unsec’d. Notes, GMTN	2.125	07/02/19	22,150	22,139,545

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Union Bank NA, Sr. Unsec’d. Notes	2.625%	09/26/18		17,785	$18,290,147
US Bancorp, Jr. Sub. Notes	3.442	02/01/16		10,000	10,414,990
Wachovia Bank NA, Sub. Notes(b)	6.000	11/15/17		12,525	14,349,930
Wells Fargo & Co., Jr. Sub. Notes(b)	7.980(a)	12/31/49		17,472	19,874,400
Sr. Unsec’d. Notes	1.500	01/16/18		29,250	29,200,100
Sr. Unsec’d. Notes(b)	2.125	04/22/19		23,975	24,056,947

					2,372,338,902

Brokerage 0.6%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200	07/25/18		3,950	4,018,114
Jefferies Group LLC, Sr. Unsec’d. Notes	3.875	11/09/15		4,150	4,282,593
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250	02/06/12	(e)	1,520	300,200
Sr. Unsec’d. Notes(d)	5.625	01/24/13	(e)	1,000	193,750
Sr. Unsec’d. Notes(d)	6.000	07/19/12	(e)	900	177,750
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN(b)	2.750	03/19/19		32,025	32,578,968
Sr. Unsec’d. Notes, MTN	2.000	09/13/16		14,300	14,533,376

					56,084,751

Building Materials & Construction 0.4%
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18		11,000	11,261,250
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	1.331	06/30/17		13,885	13,876,863
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125	01/15/16		5,239	5,638,474
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18		8,050	8,291,500

					39,068,087

Cable 2.4%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100	02/15/18		10,000	11,346,570
Comcast Corp., Gtd. Notes(b)	4.950	06/15/16		11,860	12,823,933
Gtd. Notes	5.150	03/01/20		11,603	13,296,469
Gtd. Notes(b)	5.700	07/01/19		9,000	10,541,241
Gtd. Notes	5.900	03/15/16		10,617	11,558,399
Gtd. Notes	6.500	01/15/17		8,673	9,865,260

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $1,049,828; purchased 01/29/09)(c)(f)	5.450%	12/15/14	1,132	$1,156,933
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(c)(f)	5.500	10/01/15	4,000	4,234,116
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	5,000	5,775,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(b)	1.750	01/15/18	14,900	14,920,502
Gtd. Notes	2.400	03/15/17	14,850	15,293,243
Gtd. Notes	3.500	03/01/16	23,450	24,469,981
Gtd. Notes	3.550	03/15/15	1,560	1,593,465
DISH DBS Corp., Gtd. Notes	4.250	04/01/18	10,000	10,400,000
Gtd. Notes	6.625	10/01/14	10,400	10,530,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	13,525	13,411,228
NBCUniversal Media LLC, Gtd. Notes	2.875	04/01/16	5,637	5,850,501
Time Warner Cable, Inc., Gtd. Notes	3.500	02/01/15	6,600	6,715,276
Gtd. Notes(b)	5.850	05/01/17	11,068	12,447,837
Gtd. Notes	6.750	07/01/18	9,162	10,841,486
Gtd. Notes	8.250	04/01/19	9,759	12,365,922
Gtd. Notes	8.750	02/14/19	10,135	12,997,864
Videotron Ltd. (Canada), Gtd. Notes	9.125	04/15/18	869	895,070

				233,330,296

Capital Goods 2.6%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes(b)	1.625	05/08/17	8,490	8,596,813
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN(b)	1.250	11/06/17	14,485	14,422,903
CNH Capital LLC, Gtd. Notes	3.250	02/01/17	13,125	13,305,469
Crane Co., Sr. Unsec’d. Notes	2.750	12/15/18	9,500	9,716,486
Eaton Corp., Gtd. Notes	1.500	11/02/17	12,250	12,265,178
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(c)(f)	1.400	04/15/16	2,975	2,997,881
Gtd. Notes, 144A (original cost $20,804,372; purchased 06/30/14)(c)(f)	2.350	10/15/19	20,835	20,804,372

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(b)(c)(f)	2.750%	03/15/17	3,520	$3,630,134
Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(c)(f)	2.800	11/01/18	2,050	2,117,304
Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(c)(f)	5.600	05/01/15	10,000	10,403,070
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(c)(f)	5.900	11/15/15	1,000	1,067,469
Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10 - 11/05/13)(c)(f)	6.375	10/15/17	4,461	5,130,810
Federal Express Corp. 2012 Pass-Through Trust, Pass-Through Certificates, 144A	2.625	01/15/18	7,733	7,882,377
Heathrow Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	2.500	06/25/15	10,000	10,163,290
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	2.875	01/15/19	3,715	3,808,165
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	2.000	01/13/17	11,475	11,777,676
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,924,249; purchased 07/10/12)(c)(f)	2.500	07/11/14	1,925	1,925,855
Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(c)(f)	2.500	03/15/16	10,050	10,330,646
Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(c)(f)	2.500	06/15/19	6,585	6,597,149
Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12 - 05/09/12)(c)(f)	3.125	05/11/15	8,500	8,684,917
Pentair Finance SA, Gtd. Notes	1.350	12/01/15	7,750	7,810,031
Gtd. Notes	1.875	09/15/17	4,100	4,144,653
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850	11/15/17	6,770	6,826,367
Timken Co., Sr. Unsec’d. Notes	6.000	09/15/14	2,665	2,692,287
Tyco International Finance SA, Gtd. Notes	3.375	10/15/15	358	368,488
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125	04/01/19	25,400	29,070,300
Waste Management, Inc., Gtd. Notes	2.600	09/01/16	11,133	11,518,458
Gtd. Notes	6.375	03/11/15	1,000	1,040,097

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	20,030	$21,101,765

				250,200,410

Chemicals 2.1%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.875	04/15/18	15,000	15,431,250
Cabot Corp., Sr. Unsec’d. Notes	2.550	01/15/18	19,425	19,781,216
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550	05/15/19	15,000	19,279,035
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400	06/01/17	8,770	9,029,013
Sr. Unsec’d. Notes	3.000	12/15/15	3,950	4,074,417
Ecolab, Inc., Sr. Unsec’d. Notes(b)	1.450	12/08/17	15,600	15,619,968
Sr. Unsec’d. Notes	3.000	12/08/16	21,965	22,972,666
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000	04/15/19	38,395	43,308,639
Monsanto Co., Sr. Unsec’d. Notes	2.125	07/15/19	19,885	19,934,136
Sr. Unsec’d. Notes	2.750	07/15/21	10,275	10,270,993
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900	01/15/16	4,665	4,742,864
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000	09/15/17	4,739	5,356,387
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350	12/15/17	13,325	13,342,189

				203,142,773

Consumer 1.2%
ADT Corp. (The), Sr. Unsec’d. Notes(b)	2.250	07/15/17	30,076	29,700,050
Amazon.com, Inc., Sr. Unsec’d. Notes(b)	1.200	11/29/17	21,545	21,415,234
Mattel, Inc., Sr. Unsec’d. Notes	2.500	11/01/16	4,000	4,131,808
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.000	06/15/15	3,425	3,468,652
Sr. Unsec’d. Notes	2.050	12/01/17	7,090	7,167,210
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500	10/01/19	10,475	11,009,948
Unilever Capital Corp. (Netherlands), Gtd. Notes(b)	0.850	08/02/17	14,600	14,484,645
Western Union Co. (The), Sr. Unsec’d. Notes	2.375	12/10/15	7,750	7,905,814
Whirlpool Corp., Sr. Unsec’d. Notes(b)	2.400	03/01/19	12,725	12,806,007

				112,089,368

Electric 3.8%
AES Corp. (The), Sr. Unsec’d. Notes	8.000	10/15/17	5,000	5,825,000

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Alliant Energy Corp., Sr. Unsec’d. Notes	4.000%	10/15/14	2,000	$2,021,606
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650	12/15/17	19,295	19,397,379
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950	02/01/17	12,400	13,850,019
Sr. Unsec’d. Notes	6.850	06/01/15	5,157	5,441,713
CMS Energy Corp., Sr. Unsec’d. Notes	4.250	09/30/15	25,144	26,191,926
Sr. Unsec’d. Notes	6.550	07/17/17	5,000	5,711,835
Commonwealth Edison Co., First Mortgage	2.150	01/15/19	5,375	5,419,177
Dayton Power & Light Co. (The), First Mortgage, 144A	1.875	09/15/16	3,450	3,508,433
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950	08/15/16	10,100	10,326,523
Duke Energy Corp., Sr. Unsec’d. Notes(b)	1.625	08/15/17	17,455	17,608,098
Sr. Unsec’d. Notes	2.100	06/15/18	4,350	4,397,954
Sr. Unsec’d. Notes	2.150	11/15/16	10,080	10,368,832
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.875	10/07/14	15,080	15,200,369
Entergy Corp., Sr. Unsec’d. Notes	3.625	09/15/15	2,500	2,579,477
Sr. Unsec’d. Notes	4.700	01/15/17	7,460	8,048,960
Entergy Louisiana LLC, First Mortgage	1.875	12/15/14	3,545	3,571,010
Entergy Texas, Inc., First Mortgage	3.600	06/01/15	2,475	2,541,382
Exelon Corp., Sr. Unsec’d. Notes	4.900	06/15/15	11,718	12,181,318
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750	03/15/18	10,850	10,979,842
Iberdrola Finance Ireland Ltd. (Spain), Gtd. Notes, 144A	3.800	09/11/14	11,025	11,091,834
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.300	06/15/15	3,200	3,282,061
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250	04/01/16	7,745	8,442,050
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000	09/15/17	7,040	8,032,781
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	2.125	11/15/15	17,800	18,041,261
Nevada Power Co., General Ref. Mortgage	5.875	01/15/15	13,350	13,743,157
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200	06/01/15	5,480	5,513,346
Gtd. Notes	2.600	09/01/15	8,300	8,480,060
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	3.553	10/01/14	4,750	4,786,048
Ohio Power Co., Sr. Unsec’d. Notes	6.000	06/01/16	10,366	11,372,145

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%	01/15/15	3,000	$3,091,188
Peco Energy Co., First Mortgage	5.000	10/01/14	2,685	2,715,273
Pepco Holdings, Inc., Sr. Unsec’d. Notes	2.700	10/01/15	5,100	5,200,475
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	18,060	18,222,919
PSEG Power LLC, Gtd. Notes	2.450	11/15/18	2,325	2,352,974
Gtd. Notes	2.750	09/15/16	16,085	16,698,627
Southern Co. (The), Sr. Unsec’d. Notes	1.950	09/01/16	20,455	20,934,363
Sr. Unsec’d. Notes	2.450	09/01/18	7,050	7,224,487
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.900	07/01/15	6,811	7,054,922
TECO Finance, Inc., Gtd. Notes	4.000	03/15/16	4,000	4,210,112
Gtd. Notes	6.572	11/01/17	2,000	2,298,366
TransAlta Corp (Canada), Sr. Unsec’d. Notes(b)	4.750	01/15/15	3,860	3,944,870

				371,904,172

Energy—Integrated 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.375	11/06/17	12,850	12,868,118
Gtd. Notes(b)	1.375	05/10/18	25,300	25,064,558
Gtd. Notes(b)	1.846	05/05/17	10,050	10,264,166
Gtd. Notes, MTN	2.241	09/26/18	9,950	10,128,105
Chevron Corp., Sr. Unsec’d. Notes(b)	1.718	06/24/18	23,445	23,629,137
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250	12/15/19	3,291	4,088,929
PC Financial Partnership (Canada), Gtd. Notes	5.000	11/15/14	1,598	1,624,509
Shell International Finance BV (Netherlands), Gtd. Notes	1.900	08/10/18	3,350	3,389,564
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100	06/01/18	12,218	14,179,783

				105,236,869

Energy—Other 2.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375	09/15/17	48,705	56,076,015
Cameron International Corp., Sr. Unsec’d. Notes	1.600	04/30/15	3,615	3,642,998
Sr. Unsec’d. Notes	6.375	07/15/18	4,742	5,532,591

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes(b)	1.875%	05/15/17	10,105	$10,279,564
Sr. Unsec’d. Notes(b)	2.250	12/15/18	11,900	12,039,040
Sr. Unsec’d. Notes	2.400	07/15/16	2,000	2,062,894
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500	03/01/16	4,300	4,490,434
Nabors Industries, Inc., Gtd. Notes	2.350	09/15/16	2,485	2,536,857
Gtd. Notes	6.150	02/15/18	15,755	17,949,750
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(b)	1.350	12/01/17	5,360	5,361,485
Noble Holding International Ltd., Gtd. Notes	2.500	03/15/17	3,095	3,166,287
Occidental Petroleum Corp., Sr. Unsec’d. Notes	1.750	02/15/17	17,285	17,604,721
Phillips 66, Gtd. Notes	2.950	05/01/17	6,430	6,738,839
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650	03/15/17	5,250	5,975,918
Sr. Unsec’d. Notes	6.875	05/01/18	19,140	22,618,159
Schlumberger Norge AS, Gtd. Notes, 144A	1.250	08/01/17	7,430	7,424,383
Gtd. Notes, 144A	1.950	09/14/16	9,210	9,425,339
Transocean, Inc., Gtd. Notes	2.500	10/15/17	14,120	14,419,231
Gtd. Notes	5.050	12/15/16	3,375	3,666,337
Weatherford International Ltd., Gtd. Notes	5.500	02/15/16	4,850	5,202,571
Gtd. Notes(b)	6.000	03/15/18	14,700	16,726,130
Gtd. Notes	6.350	06/15/17	10,350	11,760,477
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	4.500	11/10/14	4,800	4,866,302

				249,566,322

Foods 3.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	1.375	07/15/17	31,050	31,154,452
Gtd. Notes	5.375	01/15/20	10,000	11,544,980
Beam, Inc., Sr. Unsec’d. Notes(b)	1.875	05/15/17	8,465	8,488,507
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(c)(f)	1.900	03/01/17	8,100	8,249,234
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	2.125	09/15/15	10,000	10,183,130

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%	11/26/18	25,500	$25,807,377
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900	01/25/18	13,195	13,226,813
Sr. Unsec’d. Notes	2.100	03/15/18	12,275	12,314,219
Delhaize Group SA (Belgium), Gtd. Notes(b)	6.500	06/15/17	11,745	13,243,920
Diageo Capital PLC (United Kingdom), Gtd. Notes(b)	1.500	05/11/17	9,235	9,340,722
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900	01/15/16	14,744	15,248,053
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400	10/01/17	16,325	16,317,148
Kellogg Co., Sr. Unsec’d. Notes	1.750	05/17/17	4,925	4,983,553
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	2.250	06/05/17	10,720	11,012,109
Sr. Unsec’d. Notes	6.125	08/23/18	11,431	13,267,585
Kroger Co. (The), Gtd. Notes	6.400	08/15/17	9,800	11,227,076
Sr. Unsec’d. Notes	2.300	01/15/19	4,125	4,166,984
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.500	11/01/14	13,335	13,467,377
Molson Coors Brewing Co., Gtd. Notes(b)	2.000	05/01/17	10,975	11,176,314
Mondelez International, Inc., Sr. Unsec’d. Notes	4.125	02/09/16	10,250	10,778,613
Nabisco, Inc., Sr. Unsec’d. Notes	7.550	06/15/15	4,393	4,684,555
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450	01/15/17	30,990	31,935,009
Starbucks Corp., Sr. Unsec’d. Notes	2.000	12/05/18	8,045	8,101,951
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.000	12/05/14	11,350	11,415,717
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	21,250	23,276,570
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000	10/20/17	7,390	7,498,441
Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,614,742
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550	09/22/15	1,766	1,804,585
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250	09/15/15	10,345	10,792,380
Sr. Unsec’d. Notes	6.250	04/15/16	5,300	5,783,874

				363,105,990

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 6.8%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	$39,589,751
Sr. Unsec’d. Notes	2.000	11/06/18	15,000	14,981,430
Actavis Funding SCS, Gtd. Notes, 144A	2.450	06/15/19	6,530	6,548,284
Actavis, Inc., Sr. Unsec’d. Notes	1.875	10/01/17	18,710	18,876,874
Allergan, Inc., Sr. Unsec’d. Notes	5.750	04/01/16	15,900	17,129,706
Amgen, Inc., Sr. Unsec’d. Notes	2.125	05/15/17	26,975	27,647,756
Sr. Unsec’d. Notes	2.200	05/22/19	24,700	24,671,299
Sr. Unsec’d. Notes	2.300	06/15/16	23,775	24,446,454
Sr. Unsec’d. Notes(b)	6.150	06/01/18	6,000	6,967,272
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	5.900	09/15/17	10,000	11,433,090
Baxter International, Inc., Sr. Unsec’d. Notes	1.850	01/15/17	6,765	6,901,376
Sr. Unsec’d. Notes	1.850	06/15/18	6,190	6,199,465
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700	03/15/18	9,455	9,421,302
Sr. Unsec’d. Notes	1.900	06/15/17	8,050	8,172,553
CareFusion Corp., Sr. Unsec’d. Notes	1.450	05/15/17	4,500	4,496,639
Sr. Unsec’d. Notes	5.125	08/01/14	16,475	16,536,172
Celgene Corp., Sr. Unsec’d. Notes	1.900	08/15/17	5,555	5,636,047
Sr. Unsec’d. Notes	2.300	08/15/18	17,100	17,376,661
Sr. Unsec’d. Notes	2.450	10/15/15	6,840	6,974,830
CR Bard, Inc., Sr. Unsec’d. Notes	1.375	01/15/18	11,225	11,127,140
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,755,466
Express Scripts Holding Co., Gtd. Notes	2.250	06/15/19	25,000	24,895,450
Gtd. Notes	2.650	02/15/17	26,467	27,496,646
Gtd. Notes	3.125	05/15/16	7,300	7,605,323
Gtd. Notes	3.500	11/15/16	18,110	19,228,999
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.050	12/01/16	9,700	10,164,863
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500	05/08/17	24,125	24,400,387
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.200	08/23/17	14,785	15,050,125
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,253,689
Sr. Unsec’d. Notes	5.625	12/15/15	4,372	4,673,463

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Life Technologies Corp.,
Sr. Unsec’d. Notes	3.500%	01/15/16	14,150	$14,699,034
Sr. Unsec’d. Notes	4.400	03/01/15	4,500	4,612,365
McKesson Corp.,
Sr. Unsec’d. Notes	2.284	03/15/19	24,800	24,887,023
Sr. Unsec’d. Notes	3.250	03/01/16	2,310	2,402,779
Medco Health Solutions, Inc.,
Gtd. Notes	2.750	09/15/15	3,355	3,435,218
Gtd. Notes	7.125	03/15/18	2,810	3,319,231
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300	05/18/18	14,340	14,197,589
Mylan, Inc.,
Gtd. Notes	2.600	06/24/18	7,855	7,978,630
Sr. Unsec’d. Notes(b)	2.550	03/28/19	3,195	3,218,416
Perrigo Co. PLC, Gtd. Notes, 144A	2.300	11/08/18	8,350	8,346,568
Pfizer, Inc., Sr. Unsec’d. Notes(b)	2.100	05/15/19	25,000	25,121,375
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000	03/01/19	12,886	15,138,743
Sanofi (France), Sr. Unsec’d. Notes	1.250	04/10/18	8,225	8,117,096
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400	11/10/16	18,420	19,008,114
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes(b)	2.250	08/15/16	33,005	33,871,843
Sr. Unsec’d. Notes(b)	2.400	02/01/19	4,985	5,035,727
Sr. Unsec’d. Notes	3.200	03/01/16	6,385	6,632,942
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes	7.750	09/15/18	6,000	6,307,740
Zoetis, Inc., Sr. Unsec’d. Notes	1.150	02/01/16	4,850	4,880,463
Sr. Unsec’d. Notes	1.875	02/01/18	10,650	10,673,963

				659,543,371

Healthcare Insurance 1.9%
Aetna, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/17	3,000	3,011,361
Sr. Unsec’d. Notes	1.750	05/15/17	10,655	10,796,882
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,151,649
Sr. Unsec’d. Notes	6.500	09/15/18	2,650	3,133,042
Cigna Corp., Sr. Unsec’d. Notes	2.750	11/15/16	20,415	21,201,243

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance (cont’d.)
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	$21,564,726
Sr. Unsec’d. Notes	6.300	08/15/14	10,575	10,650,601
Humana, Inc., Sr. Unsec’d. Notes	6.450	06/01/16	3,500	3,855,075
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.400	10/15/17	4,750	4,768,007
Sr. Unsec’d. Notes	5.375	03/15/16	23,015	24,843,289
Sr. Unsec’d. Notes	6.000	02/15/18	15,075	17,392,691
WellPoint, Inc.,
Sr. Unsec’d. Notes(b)	1.875	01/15/18	41,195	41,484,189
Sr. Unsec’d. Notes(b)	2.300	07/15/18	12,975	13,218,644

				186,071,399

Insurance 3.6%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500	08/01/16	5,090	5,721,659
American International Group, Inc.,
Sr. Unsec’d. Notes(b)	3.800	03/22/17	39,295	41,990,951
Sr. Unsec’d. Notes	4.875	09/15/16	14,225	15,386,642
Sr. Unsec’d. Notes	5.050	10/01/15	5,000	5,271,105
Sr. Unsec’d. Notes, MTN(b)	5.450	05/18/17	18,736	20,902,294
Sr. Unsec’d. Notes, MTN	5.600	10/18/16	2,500	2,748,497
Sr. Unsec’d. Notes, MTN	5.850	01/16/18	15,000	17,123,730
Aon Corp. (United Kingdom),
Gtd. Notes	3.125	05/27/16	4,665	4,856,358
Gtd. Notes	3.500	09/30/15	7,315	7,566,022
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750	12/01/14	5,180	5,290,210
Axis Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	4,160	4,195,855
Berkshire Hathaway Finance Corp., Gtd. Notes(b)	2.900	10/15/20	25,375	26,133,662
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	6.150	10/15/15	4,639	4,917,270
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes	4.000	03/30/15	16,425	16,862,973
Sr. Unsec’d. Notes	4.000	10/15/17	7,500	8,092,980
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700	08/15/16	3,135	3,500,021
Lincoln National Corp., Sr. Unsec’d. Notes	4.300	06/15/15	7,135	7,373,523
Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	11,401	13,730,486

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	$6,004,667
MetLife, Inc., Sr. Unsec’d. Notes	1.756	12/15/17	12,125	12,248,978
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	1.500	01/10/18	18,310	18,179,285
Sec’d. Notes, 144A(b)	2.300	04/10/19	50,000	50,520,050
New York Life Global Funding, Sec’d. Notes, 144A	2.100	01/02/19	20,570	20,552,721
Principal Financial Group, Inc., Gtd. Notes(b)	1.850	11/15/17	10,345	10,397,222
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	4,065	4,250,368
XLIT Ltd. (Ireland),
Gtd. Notes	2.300	12/15/18	8,750	8,702,339
Gtd. Notes	5.250	09/15/14	6,300	6,362,143

				348,882,011

Lodging 1.8%
Carnival Corp., Gtd. Notes	1.875	12/15/17	30,705	30,882,598
Marriott International, Inc.,
Sr. Unsec’d. Notes(b)	3.000	03/01/19	25,350	26,209,821
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,349,443
Sr. Unsec’d. Notes	5.810	11/10/15	22,840	24,294,520
Sr. Unsec’d. Notes	6.375	06/15/17	9,400	10,676,257
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes	6.750	05/15/18	3,000	3,530,460
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	12,148,017
Sr. Unsec’d. Notes	7.375	11/15/15	16,528	17,989,538
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500	03/01/18	7,610	7,726,197
Sr. Unsec’d. Notes	2.950	03/01/17	29,568	30,711,601
Sr. Unsec’d. Notes	6.000	12/01/16	6,895	7,653,078

				176,171,530

Media & Entertainment 1.9%
21st Century Fox America, Inc., Gtd. Notes	8.000	10/17/16	30,452	35,190,027
CBS Corp., Gtd. Notes (original cost $7,687,511; purchased 06/11/12 - 12/16/13)(c)(f)	1.950	07/01/17	7,702	7,829,992
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125	08/01/18	13,700	14,412,400

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
News America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	$8,362,891
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	7.750	10/15/18	6,541	6,917,107
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300	02/23/17	8,700	8,710,866
Time Warner, Inc.,
Gtd. Notes(b)	2.100	06/01/19	24,000	23,877,864
Gtd. Notes	3.150	07/15/15	13,200	13,564,043
Gtd. Notes(b)	5.875	11/15/16	31,037	34,559,637
Viacom, Inc.,
Sr. Unsec’d. Notes (original cost $8,967,782; purchased 12/07/11)(b)(c)(f)	2.500	12/15/16	9,025	9,302,591
Sr. Unsec’d. Notes (original cost $6,253,707; purchased 08/12/13)(c)(f)	2.500	09/01/18	6,290	6,428,984
Sr. Unsec’d. Notes (original cost $4,187,197; purchased 09/24/09)(c)(f)	4.250	09/15/15	4,195	4,375,381
Sr. Unsec’d. Notes (original cost $11,374,360; purchased 07/17/12)(c)(f)	6.250	04/30/16	9,660	10,608,699

				184,140,482

Metals 1.3%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes	4.250	03/01/16	6,330	6,551,550
Sr. Unsec’d. Notes(b)	9.500	02/15/15	2,395	2,511,756
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	2.050	09/30/18	12,950	13,105,361
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000	04/01/17	14,500	14,971,250
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes	2.375	03/15/18	595	603,870
Sr. Unsec’d. Notes	2.150	03/01/17	11,150	11,380,370
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(b)	3.125	04/29/19	9,080	9,259,784
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes	2.250	09/20/16	2,108	2,173,392
Gtd. Notes	2.500	05/20/16	4,235	4,371,354
Gtd. Notes(b)	3.500	11/02/20	3,815	3,991,558
Teck Resources Ltd. (Canada), Gtd. Notes(b)	2.500	02/01/18	14,075	14,336,443
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A	2.050	10/23/15	7,825	7,913,642

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Gtd. Notes, 144A	2.700%	10/25/17	7,880	$8,088,529
Gtd. Notes, 144A	2.850	11/10/14	23,375	23,508,962
Gtd. Notes, 144A(b)	3.600	01/15/17	1,186	1,244,305

				124,012,126

Non-Captive Finance 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A(b)	2.750	05/15/17	4,850	4,880,313
Gtd. Notes, 144A	3.750	05/15/19	7,310	7,364,825
Air Lease Corp., Sr. Unsec’d. Notes	5.625	04/01/17	2,665	2,921,506
CIT Group, Inc.,
Sr. Unsec’d. Notes(b)	3.875	02/19/19	20,000	20,312,000
Sr. Unsec’d. Notes, 144A(b)	4.750	02/15/15	10,000	10,200,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN(b)	1.000	01/08/16	29,875	30,089,353
Sr. Unsec’d. Notes, MTN	1.500	07/12/16	49,675	50,388,681
Sr. Unsec’d. Notes, MTN	1.600	11/20/17	9,500	9,558,843
Sr. Unsec’d. Notes(b)	1.625	04/02/18	30,000	30,049,110
Sr. Unsec’d. Notes, MTN	2.300	04/27/17	25,350	26,182,950
Sr. Unsec’d. Notes, GMTN(b)	2.300	01/14/19	20,325	20,734,020
Sr. Unsec’d. Notes, MTN(b)	5.625	05/01/18	37,626	43,113,188
Sr. Unsec’d. Notes, MTN	6.000	08/07/19	10,000	11,845,480
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	6.500	09/01/14	1,910	1,924,325
Sr. Unsec’d. Notes	3.875	04/15/18	1,000	1,025,000
Sr. Unsec’d. Notes	5.750	05/15/16	3,750	4,017,188
NYSE Euronext, Gtd. Notes	2.000	10/05/17	19,880	20,257,143
SLM Corp.,
Sr. Unsec’d. Notes, MTN	3.875	09/10/15	6,950	7,089,000
Sr. Unsec’d. Notes, MTN(b)	5.000	04/15/15	12,310	12,648,525
Sr. Unsec’d. Notes, MTN	5.050	11/14/14	3,000	3,041,250
Sr. Unsec’d. Notes, MTN	6.000	01/25/17	9,565	10,389,981
Sr. Unsec’d. Notes, MTN	6.250	01/25/16	3,490	3,708,125

				331,740,806

Packaging
Bemis Co., Inc., Sr. Unsec’d. Notes	5.650	08/01/14	3,775	3,791,972

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Paper 0.9%
Domtar Corp., Gtd. Notes	7.125%	08/15/15	8,085	$8,567,755
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(c)(f)	7.700	06/15/15	3,000	3,200,220
International Paper Co.,
Sr. Unsec’d. Notes	5.250	04/01/16	4,500	4,809,686
Sr. Unsec’d. Notes	7.950	06/15/18	34,026	41,610,974
Sr. Unsec’d. Notes	9.375	05/15/19	8,295	10,983,658
Rock-Tenn Co., Gtd. Notes(b)	4.450	03/01/19	12,675	13,733,274
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	7,607	9,367,146

				92,272,713

Pipelines & Other 1.8%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.950	10/15/14	950	962,326
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650	11/15/18	5,610	5,703,552
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350	03/15/20	10,000	11,068,360
DCP Midstream Operating LP,
Gtd. Notes	2.500	12/01/17	8,990	9,247,950
Gtd. Notes	2.700	04/01/19	4,560	4,618,924
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500	04/01/20	5,000	5,856,865
Enable Midstream Partners LP, Gtd. Notes, 144A	2.400	05/15/19	6,545	6,551,041
Enterprise Products Operating LLC,
Gtd. Notes	1.250	08/13/15	5,575	5,614,265
Gtd. Notes	3.200	02/01/16	2,190	2,275,040
Gtd. Notes	3.700	06/01/15	2,400	2,469,247
Gtd. Notes	6.650	04/15/18	3,400	4,008,365
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes(b)	2.650	02/01/19	8,300	8,400,355
Sr. Unsec’d. Notes(b)	3.500	03/01/16	10,061	10,475,876
Sr. Unsec’d. Notes	5.625	02/15/15	3,600	3,712,486
Sr. Unsec’d. Notes	6.000	02/01/17	4,900	5,465,930
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650	10/15/16	3,990	4,389,662
ONEOK Partners LP,
Gtd. Notes	2.000	10/01/17	13,030	13,207,847
Gtd. Notes	3.200	09/15/18	9,185	9,583,693
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	12,390	12,718,955
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950	09/25/18	14,115	14,651,921
Western Gas Partners LP, Sr. Unsec’d. Notes(b)	2.600	08/15/18	5,985	6,097,955

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes	3.800%	02/15/15	8,300	$8,459,651
Sr. Unsec’d. Notes	5.250	03/15/20	12,042	13,583,400
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250	02/01/17	1,000	1,142,938

				170,266,604

Railroads 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.875	01/15/15	5,000	5,123,350
Sr. Unsec’d. Notes	6.875	02/15/16	2,000	2,193,222
CSX Corp.,
Sr. Unsec’d. Notes	6.250	04/01/15	2,000	2,086,226
Sr. Unsec’d. Notes	6.250	03/15/18	11,608	13,495,414
Sr. Unsec’d. Notes	7.375	02/01/19	15,175	18,575,201
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700	05/15/17	6,810	8,026,096
Union Pacific Corp., Sr. Unsec’d. Notes(b)	2.250	02/15/19	3,900	3,968,769

				53,468,278

Real Estate Investment Trusts 1.7%
Duke Realty LP, Gtd. Notes	7.375	02/15/15	4,535	4,721,275
ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,414,843
Kilroy Realty LP, Gtd. Notes	5.000	11/03/15	2,675	2,822,558
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700	05/01/17	3,235	3,611,797
Liberty Property LP, Sr. Unsec’d. Notes	5.650	08/15/14	7,955	8,003,915
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	13,340	13,501,868
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000	01/31/18	7,800	7,836,871
Sr. Unsec’d. Notes	5.500	11/15/15	6,500	6,910,585
Sr. Unsec’d. Notes	5.950	09/15/16	1,700	1,875,562
Simon Property Group LP,
Sr. Unsec’d. Notes, 144A	1.500	02/01/18	11,910	11,827,678
Sr. Unsec’d. Notes(b)	2.200	02/01/19	22,200	22,411,366
Sr. Unsec’d. Notes	2.800	01/30/17	1,685	1,756,409
Sr. Unsec’d. Notes	4.200	02/01/15	2,280	2,307,449
Sr. Unsec’d. Notes	5.250	12/01/16	5,800	6,335,143
Sr. Unsec’d. Notes	5.750	12/01/15	12,088	12,814,465
Sr. Unsec’d. Notes	5.875	03/01/17	8,025	8,951,157

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Sr. Unsec’d. Notes(b)	6.100%	05/01/16	9,640	$10,461,280
Sr. Unsec’d. Notes	6.125	05/30/18	2,774	3,227,410
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000	02/15/18	8,035	8,100,903
Vornado Realty LP, Sr. Unsec’d. Notes	2.500	06/30/19	13,815	13,837,173

				162,729,707

Retailers 1.7%
AutoZone, Inc.,
Sr. Unsec’d. Notes	5.500	11/15/15	7,400	7,871,158
Sr. Unsec’d. Notes	5.750	01/15/15	13,024	13,389,584
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.125	12/15/17	10	9,951
CVS Caremark Corp.,
Sr. Unsec’d. Notes(b)	2.250	12/05/18	34,250	34,669,117
Sr. Unsec’d. Notes	3.250	05/18/15	7,500	7,691,152
Dollar General Corp., Sr. Unsec’d. Notes(b)	1.875	04/15/18	26,920	26,695,810
Macy’s Retail Holdings, Inc.,
Gtd. Notes	5.750	07/15/14	8,471	8,487,603
Gtd. Notes	5.900	12/01/16	8,844	9,855,913
Target Corp., Sr. Unsec’d. Notes(b)	2.300	06/26/19	30,000	30,218,490
VF Corp., Sr. Unsec’d. Notes	5.950	11/01/17	15,915	18,271,407
Walgreen Co., Sr. Unsec’d. Notes	1.800	09/15/17	8,760	8,835,827

				165,996,012

Technology 4.4%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	11/15/14	3,550	3,604,603
Apple, Inc.,
Sr. Unsec’d. Notes(b)	1.000	05/03/18	17,600	17,212,026
Sr. Unsec’d. Notes	2.850	05/06/21	43,785	44,162,208
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/18	5,425	5,608,907
Sr. Unsec’d. Notes	3.375	11/01/15	1,625	1,676,977
Brightstar Corp., Gtd. Notes, 144A (original cost $10,226,750; purchased 06/24/14)(c)(f)	9.500	12/01/16	9,500	10,188,750
CA, Inc.,
Sr. Unsec’d. Notes(b)	2.875	08/15/18	7,865	8,046,438
Sr. Unsec’d. Notes	6.125	12/01/14	7,000	7,163,023
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes(b)	8.000	12/15/18	8,680	9,222,500

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.125%	03/01/19	9,715	$9,790,486
EMC Corp., Sr. Unsec’d. Notes	1.875	06/01/18	32,460	32,674,463
Equifax, Inc., Sr. Unsec’d. Notes	4.450	12/01/14	14,625	14,860,141
Fidelity National Information Services, Inc.,
Gtd. Notes	1.450	06/05/17	2,090	2,087,517
Gtd. Notes	2.000	04/15/18	7,500	7,470,127
Fiserv, Inc.,
Gtd. Notes	3.125	10/01/15	1,670	1,717,984
Gtd. Notes	3.125	06/15/16	34,775	36,125,209
Hewlett-Packard Co.,
Sr. Unsec’d. Notes	2.350	03/15/15	15,000	15,195,525
Sr. Unsec’d. Notes(b)	2.600	09/15/17	14,150	14,624,690
Sr. Unsec’d. Notes	2.750	01/14/19	16,150	16,559,548
Sr. Unsec’d. Notes	3.300	12/09/16	8,126	8,551,624
Intel Corp., Sr. Unsec’d. Notes	1.350	12/15/17	35,325	35,334,926
Intuit, Inc., Sr. Unsec’d. Notes	5.750	03/15/17	4,537	5,065,606
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,988,246
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	3.750	06/01/18	4,825	4,837,062
Oracle Corp.,
Sr. Unsec’d. Notes	2.250	10/08/19	24,900	24,872,112
Sr. Unsec’d. Notes(b)	2.375	01/15/19	32,440	32,985,803
Sr. Unsec’d. Notes	2.800	07/08/21	12,690	12,671,599
Seagate HDD Cayman, Gtd. Notes, 144A	3.750	11/15/18	10,945	11,191,262
Tyco Electronics Group SA (Switzerland), Gtd. Notes	1.600	02/03/15	4,710	4,741,623
Xerox Corp.,
Sr. Unsec’d. Notes	2.950	03/15/17	2,010	2,098,151
Sr. Unsec’d. Notes(b)	4.250	02/15/15	16,135	16,506,557

				430,835,693

Telecommunications 7.1%
America Movil SAB de CV (Mexico),
Gtd. Notes	2.375	09/08/16	24,770	25,469,257
Gtd. Notes(b)	3.625	03/30/15	7,200	7,354,800
Gtd. Notes	5.000	03/30/20	11,400	12,638,838
Gtd. Notes	5.750	01/15/15	2,600	2,665,468

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes(b)	1.400%	12/01/17	9,590	$9,549,770
Sr. Unsec’d. Notes(b)	1.600	02/15/17	27,100	27,417,178
Sr. Unsec’d. Notes(b)	2.300	03/11/19	25,000	25,239,075
Sr. Unsec’d. Notes	2.400	08/15/16	16,925	17,440,654
Sr. Unsec’d. Notes(b)	2.500	08/15/15	29,840	30,487,886
Sr. Unsec’d. Notes	2.950	05/15/16	15,420	16,026,607
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	2.000	06/22/15	18,705	18,970,517
Sr. Unsec’d. Notes(b)	2.350	02/14/19	6,800	6,856,508
Sr. Unsec’d. Notes	5.950	01/15/18	33,835	38,699,830
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes(b)	2.381	12/15/17	15,090	15,366,901
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.000	02/15/15	9,190	9,385,288
Sr. Unsec’d. Notes	5.150	06/15/17	10,450	11,286,000
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	2.250	03/06/17	20,425	20,954,232
Gtd. Notes, 144A	3.125	04/11/16	8,800	9,140,067
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(c)(f)	7.082	06/01/16	8,480	9,435,459
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage	1.400	07/18/17	8,720	8,771,518
Orange SA (France),
Sr. Unsec’d. Notes	2.125	09/16/15	4,360	4,427,070
Sr. Unsec’d. Notes	2.750	09/14/16	10,225	10,607,773
Sr. Unsec’d. Notes(b)	2.750	02/06/19	21,115	21,629,235
Sr. Unsec’d. Notes	5.375	07/08/19	4,828	5,500,676
Qwest Corp.,
Sr. Unsec’d. Notes	6.500	06/01/17	8,500	9,663,871
Sr. Unsec’d. Notes	8.375	05/01/16	8,679	9,815,767
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000	11/15/18	7,000	8,487,500
Telefonica Emisiones SAU (Spain),
Gtd. Notes	3.192	04/27/18	28,700	29,993,652
Gtd. Notes(b)	4.949	01/15/15	4,740	4,845,754

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	8,700	$9,977,073
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(b)	1.100	11/01/17	13,100	12,980,384
Sr. Unsec’d. Notes	2.000	11/01/16	49,575	50,612,605
Sr. Unsec’d. Notes	3.000	04/01/16	19,250	19,957,803
Sr. Unsec’d. Notes(b)	3.650	09/14/18	59,530	63,666,204
Sr. Unsec’d. Notes	4.500	09/15/20	15,000	16,499,880
Sr. Unsec’d. Notes	6.350	04/01/19	30,000	35,478,240
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.250	09/26/17	24,270	24,123,628
Sr. Unsec’d. Notes	1.625	03/20/17	24,750	24,949,386

				686,372,354

Tobacco 1.5%
Altria Group, Inc.,
Gtd. Notes	4.125	09/11/15	5,430	5,649,975
Gtd. Notes	9.250	08/06/19	5,353	7,113,511
Gtd. Notes	9.700	11/10/18	4,906	6,428,489
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	26,140	26,294,435
Lorillard Tobacco Co.,
Gtd. Notes(b)	2.300	08/21/17	11,600	11,839,377
Gtd. Notes(b)	3.500	08/04/16	16,264	17,014,551
Gtd. Notes	6.875	05/01/20	9,285	11,033,913
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(b)	1.125	08/21/17	23,615	23,545,029
Sr. Unsec’d. Notes	1.875	01/15/19	22,900	22,845,773
Reynolds American, Inc.,
Gtd. Notes	1.050	10/30/15	6,800	6,798,687
Gtd. Notes	6.750	06/15/17	10,400	11,939,928

				150,503,668

TOTAL CORPORATE BONDS (cost $8,705,530,321)				8,865,879,805

FOREIGN AGENCIES 1.7%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(b)	1.750	05/09/18	8,450	8,384,487

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES (Continued)
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(b)	2.150%	01/22/19	12,900	$12,972,756
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.125	09/09/15	11,000	11,422,818
Sr. Unsec’d. Notes	5.875	01/14/15	5,000	5,136,705
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.125	07/31/14	4,200	4,219,068
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875	05/04/17	9,500	10,099,384
Sr. Unsec’d. Notes	4.375	08/10/15	5,800	6,022,569
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	5.375	07/30/14	5,000	5,017,345
Petrobras Global Finance BV (Brazil), Gtd. Notes(b)	2.000	05/20/16	15,595	15,617,519
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	3.500	02/06/17	11,405	11,707,232
Gtd. Notes(b)	3.875	01/27/16	4,100	4,227,305
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(b)	3.125	01/23/19	8,115	8,394,968
Gtd. Notes	8.000	05/03/19	4,000	4,956,000
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	46,030	46,050,990
Statoil ASA (Norway), Gtd. Notes(b)	1.950	11/08/18	11,575	11,673,827

TOTAL FOREIGN AGENCIES (cost $163,434,525)				165,902,973

MUNICIPAL BONDS 0.4%

California 0.1%
Catholic Health Initiatives, Sec’d. Notes	1.600	11/01/17	2,100	2,066,709
Unsec’d. Notes	2.600	08/01/18	5,270	5,298,490
State of California, GO Var. Purp.	4.850	10/01/14	3,200	3,236,672

				10,601,871

Illinois 0.3%
State of Illinois, GO	4.421	01/01/15	32,070	32,700,496

TOTAL MUNICIPAL BONDS (cost $42,969,290)				43,302,367

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Shares	Value (Note 1)
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	$3,656,400

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes	1.625%	06/30/19	4,790	4,790,000
U.S. Treasury Notes(g)	2.375	02/28/15	430	436,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,224,002)				5,226,500

TOTAL LONG-TERM INVESTMENTS (cost $9,489,086,468)				9,642,832,365

			Shares
SHORT-TERM INVESTMENT 6.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $668,296,550; includes $585,952,984 of cash collateral for securities on loan) (Note 3)(h)(i)			668,296,550	668,296,550

TOTAL INVESTMENTS 106.0% (cost $10,157,383,018; Note 5)				10,311,128,915
Liabilities in excess of other assets(j) (6.0)%				(588,183,159)

NET ASSETS 100.0%				$9,722,945,756

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMTN—Global Medium Term Note

GO—General Obligation

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

See Notes to Financial Statements.

38

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $572,452,721; cash collateral of $585,952,984 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments and/or principal payment; non-income producing security.
(e)	Security is post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $148,735,573. The aggregate value, $148,699,966, is approximately 1.5% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Position:
4,533	2 Year U.S. Treasury Notes	Sep. 2014	$995,679,144	$995,418,469	$(260,675)

	Short Positions:
3,641	5 Year U.S. Treasury Notes	Sep. 2014	435,254,499	434,957,273	297,226
2,631	10 Year U.S. Treasury Notes	Sep. 2014	328,341,331	329,327,203	(985,872)

					(688,646)

					$(949,321)

(1)	A U.S. Treasury obligation with a market value of $ 436,500 has been segregated with JPMorgan Chase to cover requirements for open contracts at June 30, 2014.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Enel Finance International NV	09/20/14	1.000%	5,000	$(11,535)	$31,956	$(43,491)	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.074%	$70,579	$(188,736)	$259,315	Deutsche Bank
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.074%	70,579	(177,792)	248,371	Goldman Sachs & Co.
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.210%	327,566	(359,547)	687,113	Credit Suisse
Wal-Mart Stores, Inc.	12/20/14	1.000%	10,000	0.031%	49,575	270,152	(220,577)	JPMorgan Chase

					$518,299	$(455,923)	$974,222

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

40

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$558,864,320	$—
Corporate Bonds	—	8,759,059,008	106,820,797
Foreign Agencies	—	165,902,973	—
Municipal Bonds	—	43,302,367	—
Preferred Stock	3,656,400	—	—
U.S. Treasury Obligations	—	5,226,500	—
Affiliated Money Market Mutual Fund	668,296,550	—	—
Other Financial Instruments*
Futures Contracts	(949,321)	—	—
Credit Default Swap Agreements	—	930,731	—

Total	$671,003,629	$9,533,285,899	$106,820,797

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Credit Default Swaps
Balance as of 12/31/13	$73,324,299	$(1,745)
Realized gain (loss)	—	—	**
Change in unrealized appreciation (depreciation)***	1,635,223	1,745
Purchases	31,454,859	—
Sales	(5,273,770)	—
Accrued discount/premium	—	—
Transfers into Level 3	5,680,186	—
Transfers out of Level 3	—	—

Balance as of 6/30/14	$106,820,797	$—

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(1,769).
***	Of which, $1,635,223 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Corporate Bond transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Banking	24.4%
Telecommunications	7.1
Affiliated Money Market Mutual Fund (including 6.0% of collateral for securities on loan)	6.9
Healthcare & Pharmaceutical	6.8
Commercial Mortgage-Backed Securities	5.7
Technology	4.4
Automotive	3.9
Electric	3.8
Foods	3.7
Insurance	3.6
Non-Captive Finance	3.4
Capital Goods	2.6
Energy—Other	2.6
Cable	2.4
Chemicals	2.1
Healthcare Insurance	1.9
Media & Entertainment	1.9
Lodging	1.8
Pipelines & Other	1.8
Foreign Agencies	1.7%
Real Estate Investment Trusts	1.7
Retailers	1.7
Tobacco	1.5
Metals	1.3
Consumer	1.2
Airlines	1.1
Energy—Integrated	1.1
Aerospace & Defense	1.0
Paper	0.9
Brokerage	0.6
Railroads	0.5
Building Materials & Construction	0.4
Municipal Bonds	0.4
U.S. Treasury Obligations	0.1

106.0
Liabilities in excess of other assets	(6.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest

See Notes to Financial Statements.

42

rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the of summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$1,194,799		Unrealized depreciation on over-the-counter swap agreements	$264,068
Credit contracts	Premium paid for swap agreements	302,108		Premium received for swap agreements	726,075
Interest rate contracts	Due to broker—variation margin	297,226	*	Due to broker—variation margin	1,246,547	*

Total		$1,794,133			$2,236,690

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(1,369,938)	$(1,369,938)
Interest rate contracts	(4,203,196)	—	(4,203,196)

Total	$(4,203,196)	$(1,369,938)	$(5,573,134)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$539,380	$539,380
Interest rate contracts	(11,496,729)	—	(11,496,729)

Total	$(11,496,729)	$539,380	$(10,957,349)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of June 30, 2014 (Unaudited) continued

For the six months ended June 30, 2014, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$1,062,697,763	$761,017,402

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$14,247	$45,667

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$687,113	$(359,547)	$—	$327,566
Deutsche Bank AG	259,315	(188,736)	—	70,579
Goldman Sachs & Co.	280,327	(221,283)	(216,224)	—
JPMorgan Chase	270,152	(220,577)	—	49,575

	$1,496,907

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(359,547)	$359,547	$—	$—
Deutsche Bank AG	(188,736)	188,736	—	—
Goldman Sachs & Co.	(221,283)	221,283	—	—
JPMorgan Chase	(220,577)	220,577	—	—

	$(990,143)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

See Notes to Financial Statements.

44

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Statement of Assets and Liabilities

as of June 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $572,452,721:
Unaffiliated Investments (cost $9,489,086,468)	$9,642,832,365
Affiliated Investments (cost $668,296,550)	668,296,550
Cash	7,536,484
Receivable for investments sold	164,146,459
Dividends and interest receivable	81,447,760
Receivable for Fund shares sold	27,245,727
Unrealized appreciation on over-the-counter swap agreements	1,194,799
Premium paid for swap agreements	302,108
Tax reclaim receivable	15,690
Prepaid expenses	12,497

Total assets	10,593,030,439

Liabilities
Payable to broker for collateral for securities on loan	585,952,984
Payable for investments purchased	239,136,533
Payable for Fund shares reacquired	31,283,002
Dividends payable	5,871,743
Management fee payable	3,179,870
Distribution fee payable	2,216,340
Accrued expenses	1,023,742
Premium received for swap agreements	726,075
Due to broker—variation margin	343,704
Unrealized depreciation on over-the-counter swap agreements	264,068
Affiliated transfer agent fee payable	82,593
Deferred directors’ fees	4,029

Total Liabilities	870,084,683

Net Assets	$9,722,945,756

Net assets were comprised of:
Common stock, at par	$8,547,215
Paid-in capital in excess of par	9,750,285,421

9,758,832,636
Distributions in excess of net investment income	(42,945,808)
Accumulated net realized loss on investment transactions	(146,669,955)
Net unrealized appreciation on investments	153,728,883

Net assets, June 30, 2014	$9,722,945,756

See Notes to Financial Statements.

46

Class A
Net asset value and redemption price per share, ($2,844,035,919 ÷ 250,316,688 shares of common stock issued and outstanding)	$11.36
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.74

Class B
Net asset value, offering price and redemption price per share ($51,334,422 ÷ 4,518,220 shares of common stock issued and outstanding)	$11.36

Class C
Net asset value, offering price and redemption price per share ($1,859,625,180 ÷ 163,665,503 shares of common stock issued and outstanding)	$11.36

Class Q
Net asset value, offering price and redemption price per share ($28,531,784 ÷ 2,503,587 shares of common stock issued and outstanding)	$11.40

Class R
Net asset value, offering price and redemption price per share ($132,371,532 ÷ 11,650,121 shares of common stock issued and outstanding)	$11.36

Class Z
Net asset value, offering price and redemption price per share ($4,807,046,919 ÷ 422,067,347 shares of common stock issued and outstanding)	$11.39

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $80,290)	$121,360,476
Affiliated income from securities loaned, net	363,832
Unaffiliated dividend income	129,938
Affiliated dividend income	53,520

Total income	121,907,766

Expenses
Management fee	18,852,871
Distribution fee—Class A	4,221,413
Distribution fee—Class B	274,401
Distribution fee—Class C	9,481,940
Distribution fee—Class R	452,034
Transfer agent’s fees and expenses (including affiliated expense of $270,000)	4,176,000
Custodian’s fees and expenses	466,000
Shareholders’ reports	203,000
Registration fees	195,000
Directors’ fees	117,000
Insurance expenses	73,000
Legal fees and expenses	40,000
Audit fee	16,000
Miscellaneous	21,250

Total expenses	38,589,909
Less: Distribution fee waiver—Class A	(703,569)
Distribution fee waiver—Class R	(150,678)

Net expenses	37,735,662

Net investment income	84,172,104

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	19,761,251
Futures transactions	(4,203,196)
Swap agreements transactions	(1,369,938)

14,188,117

Net change in unrealized appreciation (depreciation) on:
Investments	63,272,158
Futures	(11,496,729)
Swap agreements	539,380

52,314,809

Net gain on investment transactions	66,502,926

Net Increase In Net Assets Resulting From Operations	$150,675,030

See Notes to Financial Statements.

48

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$84,172,104	$176,104,840
Net realized gain on investment transactions	14,188,117	65,856,102
Net change in unrealized appreciation (depreciation) on investments	52,314,809	(165,433,160)

Net increase in net assets resulting from operations	150,675,030	76,527,782

Dividends from net investment income (Note 1)
Class A	(38,533,907)	(78,909,212)
Class B	(545,586)	(1,290,312)
Class C	(18,851,380)	(45,668,550)
Class Q	(468,480)	(2,231,911)
Class R	(1,499,577)	(2,088,266)
Class Z	(67,405,035)	(139,953,844)

	(127,303,965)	(270,142,095)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,879,246,238	4,647,903,752
Net asset value of shares issued in reinvestment of dividends	87,904,583	182,081,852
Cost of shares reacquired	(1,589,052,423)	(4,766,116,399)

Net increase in net assets from Fund share transactions	378,098,398	63,869,205

Total increase (decrease)	401,469,463	(129,745,108)

Net Assets:
Beginning of period	9,321,476,293	9,451,221,401

End of period(a)	$9,722,945,756	$9,321,476,293

(a) Includes undistributed net investment income of:	$—	$186,053

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Notes to Financial Statements

(Unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy, except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

50

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition

Prudential Short-Term Corporate Bond Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

52

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads

54

and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

56

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaim amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2014, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $747,049 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2014, it received $17,161, $47,241 and $117,342 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

58

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the six months ended June 30, 2014, PIM has been compensated $108,677 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were $3,150,379,724 and $2,741,086,559, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2014 were as follows:

Tax Basis	$10,279,433,870

Appreciation	126,439,560
Depreciation	(94,744,515)

Net Unrealized Appreciation	$31,695,045

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward net capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$5,378,000

Pre-Enactment Losses:
Expiring 2014	$7,851,000
Expiring 2015	1,945,000
Expiring 2018	1,604,000

$11,400,000

The Fund elected to treat post-October capital losses of approximately $5,860,000 as having been incurred in the following fiscal year (December 31, 2014).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

60

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2014:
Shares sold	39,030,904	$443,472,863
Shares issued in reinvestment of dividends and distributions	2,922,142	33,220,804
Shares reacquired	(33,363,526)	(379,109,339)

Net increase (decrease) in shares outstanding before conversion	8,589,520	97,584,328
Shares issued upon conversion from Class B, Class C and Class Z	661,386	7,513,234
Shares reacquired upon conversion into Class Z	(5,254,502)	(59,794,294)

Net increase (decrease) in shares outstanding	3,996,404	$45,303,268

Year ended December 31, 2013:
Shares sold	113,014,502	$1,292,292,112
Shares issued in reinvestment of dividends and distributions	5,843,266	66,677,465
Shares reacquired	(95,935,658)	(1,095,916,335)

Net increase (decrease) in shares outstanding before conversion	22,922,110	263,053,242
Shares issued upon conversion from Class B, Class C and Class Z	1,266,059	14,463,620
Shares reacquired upon conversion into Class Z	(2,455,416)	(28,055,115)

Net increase (decrease) in shares outstanding	21,732,753	$249,461,747

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended June 30, 2014:
Shares sold	287,188	$3,262,086
Shares issued in reinvestment of dividends and distributions	44,572	506,722
Shares reacquired	(583,624)	(6,630,277)

Net increase (decrease) in shares outstanding before conversion	(251,864)	(2,861,469)
Shares reacquired upon conversion into Class A	(316,523)	(3,595,092)

Net increase (decrease) in shares outstanding	(568,387)	$(6,456,561)

Year ended December 31, 2013:
Shares sold	1,338,904	$15,320,046
Shares issued in reinvestment of dividends and distributions	104,829	1,196,585
Shares reacquired	(1,293,807)	(14,767,743)

Net increase (decrease) in shares outstanding before conversion	149,926	1,748,888
Shares reacquired upon conversion into Class A	(184,257)	(2,100,454)

Net increase (decrease) in shares outstanding	(34,331)	$(351,566)

Class C
Six months ended June 30, 2014:
Shares sold	14,008,615	$159,191,918
Shares issued in reinvestment of dividends and distributions	1,244,643	14,149,922
Shares reacquired	(23,866,879)	(271,197,829)

Net increase (decrease) in shares outstanding before conversion	(8,613,621)	(97,855,989)
Shares reacquired upon conversion into Class A and Class Z	(1,547,646)	(17,586,656)

Net increase (decrease) in shares outstanding	(10,161,267)	$(115,442,645)

Year ended December 31, 2013:
Shares sold	44,642,519	$511,518,153
Shares issued in reinvestment of dividends and distributions	2,972,382	33,933,732
Shares reacquired	(56,092,602)	(639,717,512)

Net increase (decrease) in shares outstanding before conversion	(8,477,701)	(94,265,627)
Shares reacquired upon conversion into Class A and Class Z	(2,407,452)	(27,462,307)

Net increase (decrease) in shares outstanding	(10,885,153)	$(121,727,934)

62

Class Q	Shares	Amount
Six months ended June 30, 2014:
Shares sold	2,774,061	$31,588,233
Shares issued in reinvestment of dividends and distributions	36,278	413,672
Shares reacquired	(6,403,172)	(73,049,339)

Net increase (decrease) in shares outstanding before conversion	(3,592,833)	(41,047,434)
Shares reacquired upon conversion into Class Z	(951,082)	(10,842,331)

Net increase (decrease) in shares outstanding	(4,543,915)	$(51,889,765)

Year ended December 31, 2013:
Shares sold	2,228,320	$25,467,491
Shares issued in reinvestment of dividends and distributions	195,105	2,230,857
Shares reacquired	(313,226)	(3,579,271)

Net increase (decrease) in shares outstanding	2,110,199	$24,119,077

Class R
Six months ended June 30, 2014
Shares sold	2,531,466	$28,764,877
Shares issued in reinvestment of dividends and distributions	126,025	1,432,723
Shares reacquired	(816,898)	(9,282,986)

Net increase (decrease) in shares outstanding	1,840,593	$20,914,614

Year ended December 31, 2013:
Shares sold	7,258,556	$82,890,363
Shares issued in reinvestment of dividends and distributions	168,943	1,925,253
Shares reacquired	(1,657,654)	(18,922,458)

Net increase (decrease) in shares outstanding	5,769,845	$65,893,158

Class Z
Six months ended June 30, 2014:
Shares sold	106,491,474	$1,212,966,261
Shares issued in reinvestment of dividends and distributions	3,350,032	38,180,740
Shares reacquired	(74,602,842)	(849,782,653)

Net increase (decrease) in shares outstanding before conversion	35,238,664	401,364,348
Shares issued upon conversion from Class A, Class C and Class Q	7,713,823	87,934,682
Shares reacquired upon conversion into Class A	(318,651)	(3,629,543)

Net increase (decrease) in shares outstanding	42,633,836	$485,669,487

Year ended December 31, 2013:
Shares sold	237,289,264	$2,720,415,587
Shares issued in reinvestment of dividends and distributions	6,652,386	76,117,960
Shares reacquired	(261,349,202)	(2,993,213,080)

Net increase (decrease) in shares outstanding before conversion	(17,407,552)	(196,679,533)
Shares issued upon conversion from Class A and Class C	4,800,881	54,939,361
Shares reacquired upon conversion into Class A	(1,028,759)	(11,785,105)

Net increase (decrease) in shares outstanding	(13,635,430)	$(153,525,277)

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended June 30, 2014.

64

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.33		$11.56	$11.35	$11.47	$11.40		$10.47
Income (loss) from investment operations:
Net investment income	.10		.22	.26	.32	.35		.40
Net realized and unrealized gain (loss) on investment transactions	.08		(.12)	.33	(.01)	.19		.99
Total from investment operations	.18		.10	.59	.31	.54		1.39
Less Dividends:
Dividends from net investment income	(.15)		(.33)	(.38)	(.43)	(.47)		(.46)
Capital Contributions(e):	-		-	-	-	-	(b)	-
Net asset value, end of period	$11.36		$ 11.33	$11.56	$11.35	$11.47		$11.40
Total Return(c):	1.63%		.89%	5.23%	2.77%	4.78%		13.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,844,036		$2,791,686	$2,596,682	$1,765,432	$1,601,862		$1,132,207
Average net assets (000)	$2,837,598		$2,717,633	$2,125,935	$1,685,849	$1,459,695		$ 641,058
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.76%	(f)	.76%	.78%	.77%	.77%		.81%
Expenses before waivers and/or expense reimbursement	.81%	(f)	.81%	.83%	.82%	.82%		.86%
Net investment income	1.82%	(f)	1.91%	2.30%	2.77%	3.02%		3.58%
Portfolio turnover rate	29%	(g)	65%	78%	77%	82%		196%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2014		2013	2012	2011		2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.33		$11.56	$11.35	$11 .47		$11.40		$10.47
Income (loss) from investment operations:
Net investment income	.06		.13	.18	.23		.26		.31
Net realized and unrealized gain (loss) on investment transactions	.08		(.11)	.32	-	(b)	.19		1.00
Total from investment operations	.14		.02	.50	.23		.45		1.31
Less Dividends:
Dividends from net investment income	(.11)		(.25)	(.29)	(.35)		(.38)		(.38)
Capital Contributions(e):	-		-	-	-		-	(b)	-
Net asset value, end of period	$11.36		$11.33	$11.56	$11 .35		$11.47		$11.40
Total Return(c):	1.25%		.14%	4.44%	2.01%		4.01%		12.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,334		$57,649	$59,209	$47,686		$38,478		$20,847
Average net assets (000)	$55,336		$59,969	$52,940	$43,517		$29,898		$14,980
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51%	(f)	1.51%	1.53%	1.52%		1.52%		1.56%
Expenses before waivers and/or expense reimbursement	1.51%	(f)	1.51%	1.53%	1.52%		1.52%		1.56%
Net investment income	1.07%	(f)	1.16%	1.56%	2.01%		2.26%		2.83%
Portfolio turnover rate	29%	(g)	65%	78%	77%		82%		196%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

66

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.33		$11.56	$11.35	$11.48	$11.40		$10.47
Income (loss) from investment operations:
Net investment income	.06		.13	.18	.23	.27		.34
Net realized and unrealized gain (loss) on investment transactions	.08		(.11)	.32	(.01)	.20		1.01
Total from investment operations	.14		.02	.50	.22	.47		1.35
Less Dividends:
Dividends from net investment income	(.11)		(.25)	(.29)	(.35)	(.39)		(.42)
Capital Contributions(e):	-		-	-	-	-	(b)	-
Net asset value, end of period	$11.36		$11.33	$11.56	$11.35	$11.48		$11.40
Total Return(c):	1.26%		.14%	4.45%	1.92%	4.19%		13.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,859,625		$1,970,167	$2,135,745	$1,559,205	$1,345,828		$789,883
Average net assets (000)	$1,912,104		$2,123,254	$1,842,751	$1,401,509	$1,133,925		$341,332
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51%	(f)	1.51%	1.53%	1.52%	1.45%		1.31%
Expenses before waivers and/or expense reimbursement	1.51%	(f)	1.51%	1.53%	1.52%	1.45%		1.31%
Net investment income	1.07%	(f)	1.16%	1.55%	2.01%	2.33%		3.08%
Portfolio turnover rate	29%	(g)	65%	78%	77%	82%		196%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended June 30, 2014		Year Ended December 31, 2013	March 2, 2012(a) through December 31, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.36		$11.59	$11.55
Income (loss) from investment operations:
Net investment income	.12		.26	.23
Net realized and unrealized gain (loss) on investment transactions	.10		(.12)	.15
Total from investment operations	.22		.14	.38
Less Dividends:
Dividends from net investment income	(.18)		(.37)	(.34)
Net asset value, end of period	$11.40		$11.36	$11.59
Total Return(c):	1.93%		1.24%	3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,532		$80,059	$57,217
Average net assets (000)	$30,456		$68,760	$54,722
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)	.42%	.43%	(e)
Expenses before waivers and/or expense reimbursement	.42%	(e)	.42%	.43%	(e)
Net investment income	2.19%	(e)	2.25%	2.43%	(e)
Portfolio turnover rate	29%	(f)	65%	78%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

68

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.33		$11.56	$11.35	$11.47	$11.40		$10.47
Income (loss) from investment operations:
Net investment income	.09		.19	.23	.29	.32		.36
Net realized and unrealized gain (loss) on investment transactions	.08		(.12)	.33	(.01)	.19		1.01
Total from investment operations	.17		.07	.56	.28	.51		1.37
Less Dividends:
Dividends from net investment income	(.14)		(.30)	(.35)	(.40)	(.44)		(.44)
Capital Contributions(e):	-		-	-	-	-	(b)	-
Net asset value, end of period	$11.36		$11.33	$11.56	$11.35	$11.47		$11.40
Total Return(c):	1.51%		.65%	4.96%	2.51%	4.52%		13.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$132,372		$111,181	$46,706	$22,451	$16,009		$6,982
Average net assets (000)	$121,541		$78,272	$29,321	$20,172	$11,902		$2,614
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.01%	(f)	1.01%	1.03%	1.02%	1.02%		1.06%
Expenses before waivers and/or expense reimbursement	1.26%	(f)	1.26%	1.28%	1.27%	1.27%		1.31%
Net investment income	1.57%	(f)	1.67%	2.04%	2.50%	2.76%		3.34%
Portfolio turnover rate	29%	(g)	65%	78%	77%	82%		196%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	69

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.36		$11.59	$11.37	$11.50	$11.42		$10.50
Income (loss) from investment operations:
Net investment income	.12		.25	.29	.34	.38		.43
Net realized and unrealized gain (loss) on investment transactions	.08		(.12)	.34	(.01)	.20		.98
Total from investment operations	.20		.13	.63	.33	.58		1.41
Less Dividends:
Dividends from net investment income	(.17)		(.36)	(.41)	(.46)	(.50)		(.49)
Capital Contributions(e):	-		-	-	-	-	(b)	-
Net asset value, end of period	$11.39		$11.36	$11.59	$11.37	$11.50		$11.42
Total Return(c):	1.76%		1.15%	5.58%	2.95%	5.14%		13.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,807,047		$4,310,734	$4,555,662	$2,660,697	$1,205,119		$673,025
Average net assets (000)	$4,547,525		$4,440,951	$3,647,207	$1,692,922	$979,716		$325,438
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.51%	(f)	.51%	.53%	.52%	.52%		.56%
Expenses before waivers and/or expense reimbursement	.51%	(f)	.51%	.53%	.52%	.52%		.56%
Net investment income	2.07%	(f)	2.16%	2.55%	2.97%	3.26%		3.83%
Portfolio turnover rate	29%	(g)	65%	78%	77%	82%		196%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

70

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. In light of the Fund’s current size and expense structure, the Board negotiated with PI to implement a breakpoint to the contractual management fee schedule. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be

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applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board noted PI’s agreement to implement a contractual management fee breakpoint of 0.39% on assets over $10 billion, in addition to the existing contractual management fee of 0.40% on assets up to $10 billion.

•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E2    0265838-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 19, 2014